PROFUNDS
                        SUPPLEMENT DATED OCTOBER 19, 1999
                     TO STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 1999

The following replaces the applicable sections relating to the Trustees and Officers of the Portfolio in the Money Market ProFund's Statement of Additional
Information:

                            Trustees of the Portfolio

CHARLES P. BIGGAR (birth date: October 13, 1930) - Trustee of the Trust; Trustee of each of the other investment companies in the BT Fund Complex1; Retired; former Vice President, International Business Machines ("IBM") and President, National Services and the Field Engineering Divisions of IBM. His address is 12 Hitching Post Lane, Chappaqua, New York 10514.

S. LELAND DILL (birth date: March 28, 1930) - Trustee of the Trust; Trustee of each of the other investment companies in the BT Fund Complex; Retired; Director, Coutts (U.S.A.) International; Trustee, Phoenix-Zweig Trust2 and Phoenix-Euclid Market Neutral Fund1; former Partner, KPMG Peat Marwick; Director, Vintners International Company Inc.; Director, Coutts Trust Holdings Ltd., Director, Coutts Group; General Partner, Pemco1. His address is 5070 North Ocean Drive, Singer Island, Florida 33404.

MARTIN J. GRUBER (birth date: July 15, 1937) - Trustee of the Trust; Trustee of each of the other investment companies in the BT Fund Complex; Nomura Professor of Finance, Leonard N. Stern School of Business, New York University (since
1964); Trustee, TIAA1; Trustee, SG Cowen Mutual Funds1; Trustee, Japan Equity Fund1; Trustee, Taiwan Equity Fund1. His address is 229 South Irving Street, Ridgewood, New Jersey 07450.

RICHARD HALE* (birth date: July 17, 1945) - Trustee of the Trust; Trustee of each of the other investment companies in the BT Fund Complex; Managing Director, Deutsche Asset Management; Director, Flag Investors Funds1; Managing Director, Deutsche Banc Alex. Brown Incorporated; Director and President, Investment Company Capital Corp. His address is 205 Woodbrook Lane, Baltimore, Maryland 21212.

RICHARD J. HERRING (birth date: February 18, 1946) - Trustee of the Trust; Trustee of each of the other investment companies in the BT Fund Complex; Jacob Safra Professor of International Banking, Professor of Finance and Vice Dean, The Wharton School, University of Pennsylvania (since 1972). His address is 325 South Roberts Road, Bryn Mawr, Pennsylvania 19010.

BRUCE E. LANGTON (birth date: May 10, 1931) - Trustee of the Trust; Trustee of each of the other investment companies in the BT Fund Complex; Retired; Trustee, Allmerica Financial Mutual Funds (1992 - present); Member, Pension and Thrift Plans and Investment Committee, Unilever U.S. Corporation (1989 - present)3; Director, TWA Pilots Directed Account Plan and 401(k) Plan (1988 - present)1. His address is 99 Jordan Lane, Stamford, Connecticut 06903.

PHILIP SAUNDERS, JR. (birth date: October 11, 1935) - Trustee of the Trust; Trustee of each of the other investment companies in the BT Fund Complex; Principal, Philip Saunders Associates (Economic and Financial Analysts); former Director, Financial Industry Consulting, Wolf & Company; President, John Hancock Home Mortgage Corporation; Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. His address is 445 Glen Road, Weston, Massachusetts 02193.

HARRY VAN BENSCHOTEN (birth date: February 18, 1928) - Trustee of the Trust; Trustee of each of the other investment companies in the BT Fund Complex; Retired; Director, Canada Life Insurance of New York. His address is 6581 Ridgewood Drive, Naples, Florida 34108.

* "Interested Person" within the meaning of Section 2(a)(19) of the Act. Mr. Hale is a Managing Director of Deutsche Asset Management, the U.S. asset management unit of Deutsche Bank and its affiliates.

The Board has an Audit Committee that meets with the Trust's independent accountants to review the financial statements of the Trust, the adequacy of internal controls, and the accounting procedures and policies of the Trust. Each member of the Board, except Mr. Hale, also is a member of the Audit Committee.

                            Officers of the Portfolio

DANIEL O. HIRSCH (birth date: March 27, 1954) - Secretary of the Trust; Director, Deutsche Banc Alex. Brown Incorporated and Investment Company Capital Corp. since July 1998; Assistant General Counsel, Office of the General Counsel, United States Securities and Exchange Commission from 1993 to 1998. His address is One South Street, Baltimore, Maryland 21202.

JOHN A. KEFFER (birth date: July 14, 1942) - President and Chief Executive Officer of the Trust; President, Forum Financial Group L.L.C. and its affiliates; President ICC Distributors, Inc.4 His address is ICC Distributors, Inc., Two Portland Square, Portland, Maine 04101.

CHARLES A. RIZZO (birth date: August 5, 1958) - Treasurer of the Trust; Vice President and Department Head, Deutsche Asset Management since 1998; Senior Manager, PricewaterhouseCoopers LLP from 1993 to 1998. His address is One South Street, Baltimore, Maryland 21202.

No person who is an officer or director of Bankers Trust company is an officer or Trustee of the Trust.

------------------------
1 The "BT Fund Complex" consists of BT Investment Funds, BT Institutional Funds, BT Pyramid Mutual Funds, BT Advisor Funds, Cash Management Portfolio, Intermediate Tax Free Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio, Treasury Money Portfolio, International Equity Portfolio, Equity 500 Index Portfolio, Capital Appreciation Portfolio, Asset Management Portfolio, and BT Investment Portfolios.

2 An investment company registered under the Investment Company Act of 1940, as amended (the "Act").

3 A publicly held company with securities registered pursuant to Section 12 of the Securities and Exchange Act of 1934, as amended.

4 Underwriter/distributor for the Trust. Mr. Keffer owns 100% of the shares of ICC Distributors, Inc.